Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2025 CAD ($)
Disclosure of defined benefit plans [line items]
2026	$ 401
2027	414
2028	429
2029	445
2030	461
2031–2035	2,516
Total	4,666
Pension plan [member]
Disclosure of defined benefit plans [line items]
2026	375
2027	387
2028	402
2029	417
2030	433
2031–2035	2,374
Total	4,388
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2026	26
2027	27
2028	27
2029	28
2030	28
2031–2035	142
Total	$ 278